Annual Total Returns - Class A	Mar. 31, 2021
Delaware Ivy Apollo Multi-Asset Income Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2016	7.09%
2017	10.49%
2018	(4.71%)
2019	15.52%
2020	3.87%
Delaware Ivy Pictet Targeted Return Bond Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2017	1.90%
2018	0.41%
2019	7.30%
2020	3.35%